Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 96.55%

Aerospace & Defense - 1.2%
Arconic, Inc. (a)	10,354	265,269	ARNC	$ 300,641
Vectrus, Inc.	43,090	1,545,207	VEC	$ 1,558,366
		1,810,477		1,859,007

Air Freight and Logistics - 1.05%
GXO Logistics, Inc. Common Stoc	22,315	1,591,952	GXO	$ 1,453,279
		1,591,952		$ 1,453,279

Auto Components - 0.46%
Horizon Global Corporation	121,252	692,349	HZN	$ 952,909
		692,349		$ 952,909

Building Products - 0.55%
Masco Corp.	16,339	833,289	MAS	$ 893,067
		833,289		$ 893,067

Capital Markets - 7.17%
B. Riley Financial, Inc.	19,298	1,350,088	RILY	$ 1,267,376
Houlihan Lokey, Inc. Class A	9,966	875,015	HLI	$ 876,772
Perella Weinberg Partners	200,145	1,891,370	PWP	$ 2,604,021
Raymond James Financial, Inc.	43,508	4,781,964	RJF	$ 2,648,321
StoneX Group, Inc.	8,218	610,022	SNEX	$ 555,745
Westwood Holdings Group, Inc.	85,631	1,311,867	WHG	$ 1,776,992
		10,820,326		$ 9,729,228

Chemicals - 3.84%
Element Solutions, Inc.	87,815	1,923,149	ESI	$ 928,383
Ingevity Corporation	36,210	2,319,975	NGVT	$ 2,329,642
Valvoline, Inc.	49,145	1,551,016	VVV	$ 877,632
		5,794,139		$ 4,135,658

Commercial Services & Supplies - 1.28%
Thryv Holdings, Inc.	68,838	1,935,725	THRY	$ 2,194,468
		1,935,725		$ 2,194,468

Communication Equipment - 0.57%
IAC/InterActive Corp. (a)	8,552	857,595	IAC	$ 1,368,667
		857,595		$ 1,368,667

Construction & Engineering- 4.65%
APi Group Corp. (a) (c)	202,192	4,252,098	APG	$ 3,092,027
Arcosa, Inc.	26,905	1,540,311	ACA	$ 1,152,608
Atlas Technical Consultants, Inc. Class A	101,313	1,219,809	ATCX	$ 961,357
		7,012,218		$ 5,205,992

Distributors - 0.68%
Weyco Group, Inc	41,524	1,026,473	WEYS	$ 897,142
		1,026,473		$ 897,142

Diversified Consumer Services - 0.28%
Frontdoor Inc. (a)	14,104	421,004	FTDR	$ 611,947
		421,004		$ 611,947

Diversified Financial Services - 5.58%
Cannae Holdings, Inc.	121,298	2,901,448	CNNE	$ 3,639,779
Jackson Financial, Inc.	124,819	5,520,744	JXN	$ 3,509,564
		8,422,193		7,149,343

Diversified Telecommunications - 0.24%
Iridium Communications, Inc. (a)	8,802	354,897	IRDM	$ 211,645
		354,897		$ 211,645

Electric Utilities - 1.32%
Constellation Energy Corp.	35,410	1,991,813	CEG	$ 1,626,069
		1,991,813		$ 1,626,069

Electronic Equipment, Instruments & Comp - 2.53%
Vontier Corp.	150,160	3,812,562	VNT	$ 4,871,546
		3,812,562		$ 4,871,546

Energy Equipment & Services- 2.08%
ChampionX Holding Inc. (a)	128,515	3,146,047	CHX	$ 2,036,222
		3,146,047		$ 2,036,222

Equity Real Estate Investment Trusts - 5.74%
Alpine Income Property Trust, Inc.	105,698	1,987,122	PINE	$ 1,895,488
CTO Realty Growth, Inc.	24,946	1,654,419	CTO	$ 1,269,005
Gaming and Leisure Properties, Inc.	30,646	1,438,217	GLPI	$ 1,083,847
NewLake Capital Partners, Inc.	15,010	375,250	NLCP	$ 423,107
Postal Realty Trust, Inc.	48,923	822,885	PSTL	$ 647,683
PotlatchDeltic Corp.	45,344	2,390,989	PCH	$ 1,918,617
		8,668,882		$ 7,237,745

Food Products - 1.07%
Post Holdings, Inc. (a)	7,380	511,139	POST	$ 784,874
Lamb Weston Holdings, Inc.	18,350	1,099,349	LW	$ 1,019,419
		1,610,487		1,804,292

Gas Utilities - 3.16%
National Fuel Gas Co.	47,079	3,234,327	NFG	$ 2,633,426
UGI Corp.	42,290	1,531,744	UGI	$ 1,644,925
		4,766,071		4,278,351

Health Care Equipment & Supplies - 0.57%
Utah Medical Products, Inc.	9,610	863,555	UTMD	$ 737,849
		863,555		$ 737,849

Health Care Providers & Services - 2.88%
Henry Schein, Inc. (a)	43,834	3,821,886	HSIC	$ 2,804,550
The Pennant Group, Inc. (a)	28,115	523,782	PNTG	$ 475,888
		4,345,669		$ 3,280,438

Hotels, Restaurants, & Leisure - 4.72%
Churchill Downs, Inc.	5,123	1,136,179	CHDN	$ 870,462
Chuy's Holdings, Inc.	11,100	299,700	CHUY	$ 288,765
Dine Brands Global, Inc.	19,014	1,482,141	DIN	$ 1,378,785
Travel N Leisure Co.	44,022	2,550,635	TNL	$ 1,700,789
Wyndham Hotels & Resorts, Inc.	19,521	1,653,233	WH	$ 894,081
		7,121,888		$ 5,132,882

Household Durables - 1.44%
Cavco Industries, Inc.	8,996	2,166,687	CVCO	$ 2,390,019
		2,166,687		$ 2,390,019

Household Products - 1.41%
Spectrum Brands Holdings, Inc.	23,957	2,125,465	SPB	$ 1,800,046
		2,125,465		$ 1,800,046

IT Services - 3.66%
Concentrix Corp.	14,663	2,442,269	CNXC	$ 1,678,737
Information Services Group, Inc.	341,453	2,325,295	III	$ 2,003,378
Kyndryl Holding, Inc.	57,155	749,874	KD.N	$ 1,058,629
		5,517,438		$ 4,740,744

Independent Power and Renewable - 1.8%
Vistra Energy Corp.	116,698	2,713,229	VST	$ 2,049,105
		2,713,229		$ 2,049,105

Interactive Media & Services - 1.97%
Ziff Davis, Inc.	30,711	2,972,211	ZD	$ 3,632,891
		2,972,211		$ 3,632,891

Machinery - 1.06%
Colfax Corp.	16,770	667,278	CFX	$ 702,407
LB Foster Co.	60,744	933,635	FSTR	$ 1,076,248
		1,600,914		1,778,654

Media - 3.81%
Cumulus Media Inc. Class A	70,451	700,987	CMLS	$ 745,843
Entravision Communications Corporation	88,630	568,118	EVC	$ 588,230
Liberty Braves Series C (a)	44,275	1,235,715	BATRK	$ 990,795
Liberty SiriusXM Series C (a)	39,040	1,785,299	LSXMK	$ 1,581,870
Loyalty Ventures, Inc.	88,555	1,463,814	LYLT.O	$ 2,391,438
		5,753,934		$ 6,298,175

Metals & Mining - 2.29%
Gold Resource Corporation	189,840	425,242	GORO	$ 397,699
Osisko Gold Royalties Ltd	229,895	3,032,315	OR	$ 2,836,403
		3,457,557		3,234,102

Multi-Utilities- 5.89%
Black Hills Corporation	54,780	4,219,156	BKH	$ 3,685,088
MDU Resources Group, Inc.	175,157	4,667,934	MDU	$ 4,533,432
		8,887,090		8,218,520

Oil, Gas & Consumable Fuels- 3.15%
Chesapeake Energy Corp.	12,304	1,070,448	CHK	$ 871,209
Consol Energy, Inc.	52,894	1,095,964	CNX	$ 669,260
DT Midstream, Inc.	47,603	2,582,939	DTM	$ 2,123,173
		4,749,350		3,663,642

Paper & Forest Products - 1.87%
Sylvamo Corp.	84,595	2,815,322	SLVM	$ 2,449,933
		2,815,322		$ 2,449,933

Personal Products - 1.08%
BellRing Brands, Inc.	9,356	215,937	BRBR	$ -
Edgewell Personal Care Co.	38,551	1,413,665	EPC	$ 1,528,048
		1,629,602		1,528,048

Pharmaceuticals - 1.28%
Organon & Co.	55,470	1,937,567	OGN	$ 1,971,886
		1,937,567		$ 1,971,886

Professional Services - 2.7%
Alight, Inc. Class A	335,039	3,333,638	ALIT	$ 3,541,775
Kelly Services, Inc. Class A	20,050	434,885	KELYA	$ 434,138
Red Violet, Inc.	10,979	312,902	RDVT	$ 329,500
		4,081,424		$ 4,305,414

Real Estate and Construction - 0.5%
Douglas Elliman, Inc.	104,251	761,032	DOUG	$ 1,111,742
		761,032		$ 1,111,742

Road & Rail - 1.13%
XPO Logistics, Inc.	23,340	1,699,152	XPO	$ 1,974,402
		1,699,152		$ 1,974,402

Software - 1.35%
Cognyte Software Ltd.	31,790	359,545	CGNT	$ 376,174
Consensus Cloud Solutions, Inc.	27,974	1,682,077	CCSI	$ 1,585,370
		2,041,622		$ 1,961,545

Specialty Retail - 2.82%
The Aaron's Co, Inc.	112,390	2,256,791	AAN	$ 2,459,761
The Tile Shop Holdings, Inc.	114,019	746,824	TTSH	$ 798,208
Victoria's Secret & Co.	24,376	1,251,951	VSCO	$ 1,267,778
		4,255,567		$ 4,525,748

Textiles, Apparel & Luxury Goods - 3.37%
Kontoor Brands, Inc.	33,816	1,398,292	KTB	$ 877,778
Wolverine World Wide, Inc.	163,133	3,680,280	WWW	$ 4,117,274
		5,078,572		$ 4,995,051

Thrifts & Mortgage Finance - 3.32%
Columbia Financial, Inc. (a)	152,346	3,276,962	CLBK	$ 2,213,168
Federal Agricultural Mortgage Corp.	16,015	1,737,307	AGM	$ 1,685,498
		5,014,270		$ 3,898,666

Trading Companies & Distributors - 0.46%
Lawson Products, Inc.	18,000	693,720	LAWS	$ 900,540
		693,720		$ 900,540

TOTAL COMMON STOCKS (Cost $135,096,619)		147,851,333		135,096,619

Money Market Funds - 1.11%
First American Funds Government Obligation Class Y 0.89% (b)	1,671,791	1,671,791	FGVXX	$ 1,671,791
		1,671,791		$ 1,671,791

TOTAL MONEY MARKET FUNDS (Cost $1,671,791)		1,671,791		$ 1,671,791

TOTAL INVESTMENTS (Cost $136,768,410) 99.09%		149,523,124	99.09%	$ 136,768,410

Other Assets In Excess of Liabilities - 0.91%		1,374,202		0.91%

TOTAL NET ASSETS - 100.00%		$ 150,897,326		100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2022.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.